THE WATER FUND
--------------------------------------------------------------------------------
PERFORMANCE UPDATE - $10,000
For the period from October 26, 1999 (commencement of operations) to December 31, 1999

                                   12/31/99
                                   --------
The Water Fund                     $ 9,906
S&P 500 Total Return Index         $11,490


       The Water Fund Total Return                     S&P Total Return
       ---------------------------                   --------------------
       Commencement of Operations                    12/26//99 - 12/31/99
            through 12/31/99
       ---------------------------                   --------------------
                 (0.94)%                                    14.90%
       ---------------------------                   --------------------

o The graph assumes an initial $10,000 investment at October 26, 1999. All dividends and distributions are reinvested.

o At December 31, 1999, the Fund's value would have decreased to $9,906 - total investment return of (0.94)% since October 26, 1999.

o At December 31, 1999, a similar investment in the S&P Total Return Index would have grown to $11,490 - total investment return of 14.90% since October 26, 1999.

THE WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                       Value
                                                         Shares       (Note 2)
                                                         ------       --------
COMMON STOCK - 83.71%

APPLIANCES - 3.15%
Maytag Corp.                                              2,000     $     96,000
                                                                    ------------
BUILDING PRODUCTS - 6.02%
American Standard Cos., Inc.*                             4,000          183,500
                                                                    ------------
ELECTRONIC EQUIPMENT - 3.95%
Badger Meter, Inc.                                        4,000          120,500
                                                                    ------------
ENGINEERING - 3.03%
Tetra Tech, Inc.*                                         6,000           92,250
                                                                    ------------
FOOD & BEVERAGE - 6.97%
Groupe Danone ADR                                         2,000           93,125
Heinz (H.J.) Co.                                          3,000          119,438
                                                                    ------------
                                                                         212,563
                                                                    ------------
INDUSTRIAL - 6.06%
Lindsay Manufacturing Co.                                 2,000           36,500
Tecumseh Products Co. Cl A                                2,000           94,375
Vivendi ADR                                               3,000           53,914
                                                                    ------------
                                                                         184,789
                                                                    ------------
INTERNET SERVICES - 2.69%
VerticalNet, Inc.                                           500           82,000
                                                                    ------------
MISCELLANEOUS MANUFACTURING - 7.34%
Millipore Corp.                                           3,000          115,875
Pall Corp.                                                5,000          107,812
                                                                    ------------
                                                                         223,687
                                                                    ------------

THE WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                       Value
                                                         Shares       (Note 2)
                                                         ------       --------
OIL & GAS - 5.83%
Eastern Enterprises, Inc.                                 2,000          114,875
Sclumberger, Ltd.                                         1,000           56,250
Transocean Sedco Forex, Inc.                                194            6,535
                                                                    ------------
                                                                         177,660
                                                                    ------------
STEEL - 0.46%
Northwest Pipe Co.*                                       1,000           14,000
                                                                    ------------
WATER - 38.21%
American States Water Co.                                 1,000           36,000
American Water Works                                     12,500          265,625
California Water Service Group                            2,000           60,625
Connecticut Water Services Group                          1,000           32,000
E'Town Corp.                                              2,800          174,300
Ionics, Inc.*                                             4,000          112,500
Middlesex Water Co.                                       2,500           80,000
Osmonics, Inc.*                                           3,500           32,156
Pennichuck Corp.                                          2,500           82,188
Philadelphia Suburban Corp.                               6,000          124,125
SJW Corp.                                                 1,000          120,250
Southwest Water Co.                                       3,000           45,000
                                                                    ------------
                                                                       1,164,769
                                                                    ------------

TOTAL COMMON STOCK (Cost $2,478,640)                                   2,551,718
                                                                    ------------

THE WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                       Value
                                                         Shares       (Note 2)
                                                         ------       --------
FOREIGN STOCK - 0.72%

CHEMICALS - 0.72%
Israel Chemicals Ltd.
  (Cost $22,119)                                         20,000           21,972
                                                                    ------------
MISCELLANEOUS ASSETS - 16.28%
  Evergreen Money Market Trust Cl Y (Cost $496,306)     496,306          496,306
                                                                    ------------
TOTAL INVESTMENTS (Cost $2,997,065) - 100.71%                          3,069,996
                                                                    ------------
Liabilities in Excess of Other Assets - (0.71)%                         (21,713)
                                                                    ------------
TOTAL NET ASSETS -- 100.00%                                         $  3,048,283
                                                                    ============

* Non-income producing investment.
ADR - American Depository Receipt

                       See Notes to Financial Statements.

THE WATER FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at market (identified cost $2,997,065)           $  3,069,996
     Receivables:
          Dividends and interest                                          4,853
                                                                   ------------
                Total assets                                          3,074,849
                                                                   ------------
LIABILITIES:
    Payables:
         Investment securities purchased                                 22,119
         Due to advisor                                                   3,812
         Accrued expenses                                                   635
                                                                   ------------
                Total liabilities                                        26,566
                                                                   ------------

NET ASSETS                                                         $  3,048,283
                                                                   ============
NET ASSETS CONSIST OF:
    Common stock (unlimited shares of no par value authorized,
         308,254 shares outstanding)                               $  3,054,443
    Undistributed net investment income                                     189
    Accumulated realized loss on investments                            (79,280)
    Net unrealized gain on investments                                   72,931
                                                                   ------------

         Total Net Assets                                          $  3,048,283
                                                                   ============

Net Asset Value, offering and redemption price per share           $       9.89
                                                                   ============


                       See notes to financial statements.

THE WATER FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 26, 1999
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                       $    7,357
     Interest                                                             6,484
                                                                     ----------
          Total investment income                                        13,841
                                                                     ----------
EXPENSES:
     Investment advisory fees                                             4,977
     Distribution fees                                                    1,244
     Service fees                                                         2,488
                                                                     ----------
          Total expenses                                                  8,709
                                                                     ----------

          Net investment income                                           5,132
                                                                     ----------

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                   (79,280)
     Net change in unrealized appreciation on investments                72,931
                                                                     ----------
                                                                         (6,349)
                                                                     ----------

     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   (1,217)
                                                                     ==========

                       See notes to financial statements.

THE WATER FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 26, 1999
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------

Operations:
     Net investment income                                         $      5,132
     Net realized loss on investments                                   (79,280)
     Net change in unrealized appreciation on investments                72,931
                                                                   ------------
Net decrease in net assets resulting from operations                     (1,217)
                                                                   ------------

Distributions to shareholders from:
     Net investment income                                               (4,943)
                                                                   ------------
Capital Share Transactions:
     Proceeds from shares sold                                        3,049,500
     Proceeds from shares issued to holders
          in reinvestment of dividends                                    4,943
                                                                   ------------
     Net increase in net assets from Fund share transactions          3,054,443
                                                                   ------------

     Increase in net assets                                           3,048,283

     NET ASSETS:
          Beginning of period                                                --
                                                                   ------------
          End of period                                            $  3,048,283
                                                                   ============

                       See notes to financial statements.

THE WATER FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per Share Data (For a Share Outstanding from October 26, 1999
(commencement of operations) through December 31, 1999

                                                                For the Period
                                                               October 26, 1999
                                                               (commencement of
                                                                operations) to
                                                               December 31, 1999
                                                               -----------------
NET ASSET VALUE - BEGINNING OF PERIOD                             $    10.00
                                                                  ----------
Investment Operations:
     Net investment income                                              0.02
     Net realized and unrealized gain (loss) on investments            (0.11)
                                                                  ----------
          Total from investment operations                             (0.09)
                                                                  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                        (0.02)
                                                                  ----------
          Total distributions                                          (0.02)
                                                                  ----------

NET ASSET VALUE - END OF PERIOD                                   $     9.89
                                                                  ==========

TOTAL RETURN                                                           (0.94)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                              $    3,048
Ratio of expenses to average net assets                                 1.75%(1)
Ratio of net investment income to average net assets                    1.03%(1)
Portfolio turnover rate                                                 9.67%

(1) Annualized

                       See notes to financial statements.

THE WATER FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Water Fund, (the "Fund") is series of the Declaration Fund (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end diversified management investment company originally incorporated in Pennsylvania on April 9, 1981 and registered with the Commonwealth of Pennsylvania as a Pennsylvania Business Trust on May 16, 1990. The Fund's investment strategy is to emphasize growth of capital. The Fund became effective with the Securities and Exchange Commission October 21, 1999 and commenced operations on October 26, 1999.

     The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation--Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes--No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes. As of December 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $79,280, which expires in 2007.

c) Distributions to Shareholders--Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

THE WATER FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the period ended December 31, 1999 were as follows:

                                                     SHARES        AMOUNT
     Sold ....................................      307,749      $3,049,500
     Reinvested ..............................          505           4,943
                                                    -------      ----------

     Net Increase ............................      308,254      $3,054,443
                                                    =======      ==========

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended December 31, 1999, were as follows:

     Purchases ...............................   $2,719,234

     Sales ...................................   $  139,195

     At December 31, 1999, unrealized appreciation of investments for tax purposes was as follows:

     Appreciation ............................   $  171,839
     Depreciation ............................      (98,908)
                                                 ----------

     Net appreciation on investments             $   72,931
                                                 ==========

THE WATER FUND
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999

3.   INVESTMENT TRANSACTIONS- (CONTINUED)

     At December 31, 1999, the cost of investments for federal income tax purposes was $2,997,065.

4.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an Advisory Agreement with Avalon Trust Company (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.00% as applied to the Fund's daily net assets. For the period October 26, 1999 (commencement of operations) to December 31, 1999, the Advisor received fees of $4,977.

     The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the period October 26, 1999 (commencement of operations) to December 31, 1999 the Advisor received fees of $2,488.

     The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.

     The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. serves as underwriter/distributor of the Fund.

     The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Funds' normal operating expenses at 1.50%. The only other expenses incurred by the Fund are distribution fees, brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses.

     The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to sell shares. Under the Plan, the Advisor, Avalon Trust Company is paid a distribution fee at an annual rate of 0.25% of average daily net assets of the Fund for distributing shares of the Fund and for providing certain shareholder services. For the period October 26, 1999 (commencement of operations) to December 31, 1999, the Advisor received fees of $1,244.

     Certain directors and officers of the Fund are directors and officers of the Advisor.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We have audited the accompanying statement of assets and liabilities of The Water Fund (the "Fund"), a series of The Declaration Fund, including the schedule of investments, as of December 31, 1999, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the period October 26, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Water Fund as of December 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the period October 26, 1999 (commencement of operations) to December 31, 1999, in conformity with generally accepted accounting principles.


Abington, Pennsylvania                              Sanville & Company
February 2, 2000                                    Certified Public Accountants